NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 79.3%
	ASSET MANAGEMENT - 6.3%
29,000	Blackstone, Inc.	$ 4,673,640
165,000	Compass Diversified Holdings	3,611,850
		8,285,490
	BANKING - 3.9%
19,000	JPMorgan Chase & Company	5,028,350

	BANKS - 3.8%
108,000	Bank of America Corporation	4,978,800

	BEVERAGES - 1.1%
9,500	PepsiCo, Inc.	1,457,965

	BIOTECH & PHARMA - 7.6%
25,000	AbbVie, Inc.	5,225,750
18,000	Novo Nordisk A/S - ADR	1,631,700
19,000	Zoetis, Inc.	3,177,560
		10,035,010
	CAPITAL MARKETS - 3.3%
31,500	KKR & Company, Inc.	4,271,085

	DIVERSIFIED INDUSTRIALS - 0.9%
3,800	Eaton Corporation PLC	1,114,616

	E-COMMERCE DISCRETIONARY - 3.6%
22,000	Amazon.com, Inc.(a)	4,670,160

	ELECTRIC UTILITIES - 1.5%
165,000	AES Corporation (The)	1,912,350

	ELECTRICAL EQUIPMENT - 2.8%
31,500	Carrier Global Corporation	2,041,200
1,980,000	Orion Energy Systems, Inc.(a),(b)	1,782,000
		3,823,200

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 79.3% (Continued)
	INTERNET MEDIA & SERVICES - 3.5%
26,500	Alphabet, Inc., Class A	$ 4,512,420

	LEISURE FACILITIES & SERVICES - 5.9%
83,000	Madison Square Garden Entertainment Corporation(a)	2,865,990
75,000	Sphere Entertainment Company(a)	3,272,250
9,500	Vail Resorts, Inc.	1,510,405
		7,648,645
	MULTI ASSET CLASS REITS - 1.7%
245,000	LXP Industrial Trust	2,195,200

	OIL & GAS PRODUCERS - 4.8%
25,500	Exxon Mobil Corporation	2,838,915
125,000	Kinder Morgan, Inc.	3,387,500
		6,226,415
	RETAIL - CONSUMER STAPLES - 2.0%
21,000	Target Corporation	2,609,040

	RETAIL - DISCRETIONARY - 2.2%
24,000	Boot Barn Holdings, Inc.(a)	2,938,320

	RETAIL REIT - 1.7%
40,000	Realty Income Corporation	2,281,200

	SEMICONDUCTORS - 8.0%
35,500	Advanced Micro Devices, Inc.(a)	3,545,030
11,000	NVIDIA Corporation	1,374,120
72,000	Penguin Solutions, Inc.(a)	1,434,960
26,000	QUALCOMM, Inc.	4,086,420
		10,440,530
	SPECIALTY REIT - 2.0%
49,000	EPR Properties	2,600,430

	TECHNOLOGY HARDWARE - 6.0%
21,000	Apple, Inc.	5,078,640

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares				Fair Value
	COMMON STOCKS — 79.3% (Continued)
	TECHNOLOGY HARDWARE - 6.0% (Continued)
44,000	Cisco Systems, Inc.			$ 2,820,840
				7,899,480
	TECHNOLOGY SERVICES - 2.9%
25,000	Paychex, Inc.			3,791,750

	TRANSPORTATION & LOGISTICS - 1.4%
15,000	United Parcel Service, Inc., Class B			1,785,450

	WHOLESALE - DISCRETIONARY - 2.4%
81,300	Acme United Corporation			3,178,017

	TOTAL COMMON STOCKS (Cost $52,914,261)			103,683,923

	PREFERRED STOCKS — 1.2%
	ASSET MANAGEMENT — 1.2%
64,000	Compass Diversified Holdings, 7.8750%			1,536,640

	TOTAL PREFERRED STOCKS (Cost $1,441,399)			1,536,640

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 2.2%
	HOME & OFFICE PRODUCTS — 0.4%
500,000	ACCO Brands Corporation(c)	4.2500	03/15/29	461,243

	HOUSEHOLD PRODUCTS — 0.4%
500,000	Energizer Holdings, Inc.	4.7500	06/15/28	482,491

	LEISURE FACILITIES & SERVICES — 1.4%
1,850,000	Wendy's International, LLC	7.0000	12/15/25	1,872,121

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)				Fair Value
	CORPORATE BONDS — 2.2% (Continued)
	TOTAL CORPORATE BONDS (Cost $2,818,799)			$ 2,815,855

		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 10.0%
	U.S. TREASURY NOTES — 10.0%
1,000,000	United States Treasury Note	3.8750	03/31/25	999,616
1,000,000	United States Treasury Note	3.8750	04/30/25	999,239
11,000,000	United States Treasury Note	4.2500	05/31/25	10,995,946
				12,994,801
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $12,992,233)			12,994,801

Shares
	SHORT-TERM INVESTMENTS — 7.2%
	MONEY MARKET FUNDS - 7.2%
9,374,644	First American Treasury Obligations Fund, Class X, 4.28% (Cost $9,374,644)(d)			9,374,644

	TOTAL INVESTMENTS - 99.9% (Cost $79,541,336)			$ 130,405,863
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%			194,240
	NET ASSETS - 100.0%			$ 130,600,103

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LLC	- Limited Liability Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Affiliated Company – North Star Opportunity Fund holds in excess of 5% of outstanding voting securities of this security.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2025 the total market value of 144A securities is $461,243 or 0.4% of net assets.
(d)	Rate disclosed is the seven day effective yield as of February 28, 2025.